Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DRIEHAUS MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Aug. 04, 2017
Document Creation Date	dei_DocumentCreationDate	Aug. 11, 2017